EQUITY (Summary of Restricted Stock Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EQUITY [Abstract]
Number of RSUs, Non-vested at January 1, 2012	29,558
Number of RSUs, Granted	25,000
Number of RSUs, Vested	(43,891)
Number of RSUs, Forfeited	(395)
Number of RSUs, Non-vested at December 31	10,272	29,558
Fair value at grant date, Non-vested at January 1, 2012	$ 9.53
Fair value at grant date, RSU Granted	$ 11.15	$ 9.16	$ 10.27
Fair value at grant date, Vested	$ 10.63
Fair value at grant date, Forfeited	$ 10.39
Fair value at grant date, Non-vested at December 31	$ 10.71	$ 9.53
Total fair value RSU vested	$ 466